Fund Summary
Franklin Templeton Global Allocation Fund
Investment Goal
Total return.
Fees and Expenses of the Fund
These tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts in Class A if you and your family invest, or agree to invest in the future, at least $50,000 in Franklin Templeton funds. More information about these and other discounts is available from your financial professional and under “Your Account” on page 33 in the Fund's Prospectus and under “Buying and Selling Shares” on page 71 of the Fund’s Statement of Additional Information.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees Franklin Templeton Global Allocation Fund	Class A	Class C	Class R	Advisor Class
Maximum Cumulative Sales Charge (as a percentage of Offering Price)	5.75%	none	none	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none	1.00%	none	none

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Franklin Templeton Global Allocation Fund		Class A	Class C	Class R	Advisor Class
Management Fees (as a percentage of Assets)		0.75%	0.75%	0.75%	0.75%
Distribution and Service (12b-1) Fees		0.30%	1.00%	0.50%	none
Other expenses of the Fund	[1]	0.95%	0.95%	0.95%	0.95%
Other expenses of the Subsidiary	[1]	0.08%	0.08%	0.08%	0.08%
Expenses (as a percentage of Assets)		2.08%	2.78%	2.28%	1.78%
Fee Waiver or Reimbursement	[2]	(0.78%)	(0.78%)	(0.78%)	(0.78%)
Net Expenses (as a percentage of Assets)		1.30%	2.00%	1.50%	1.00%
[1]	Other expenses are based on estimated amounts for the current fiscal year.
[2]	The investment manager has contractually agreed to waive the management fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This waiver may not be terminated and will remain in effect for as long as the Manager’s contract with the Subsidiary is in place. Additionally, the investment manager and administrator have contractually agreed to waive or assume certain expenses so that common expenses (excluding Rule 12b-1 fees) do not exceed 1.00% (other than certain non-routine expenses), until September 30, 2012. Contractual fee waiver and/or expense reimbursement agreements may not be terminated during their terms.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The Example reflects adjustments made to the Fund's operating expenses due to the fee waiver and/or expense reimbursement by the investment manager and/or administrator for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Franklin Templeton Global Allocation Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years
Class A	700	1,118
Class C	303	788
Class R	153	638
Advisor Class	102	484

If you do not sell your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years
Franklin Templeton Global Allocation Fund Class C	203	788

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance.

Principal Investment Strategies

Under normal market conditions, the Fund seeks to achieve its investment goal by (1) investing in a diversified core portfolio of equity and fixed income investments, and (2) tactically adjusting the Fund's exposure to certain asset classes, regions, currencies and sectors independent of the investment processes of the investment strategies that comprise the core portfolio.

Under normal market conditions, the Fund’s baseline allocation between broad asset classes is:

50% Global Equity (U.S. / International / Emerging)

35% Global Fixed Income (U.S. /International / Emerging)

5% Commodity-linked Instruments

10% Cash and Derivative Instruments

The Fund is structured as a multi-manager fund, with the investment manager responsible for monitoring the Fund's overall investment performance, managing portions of the Fund's core portfolio, managing the tactical allocation portion of the Fund, and re-balancing the Fund’s portfolio to maintain the baseline allocation to various asset classes and investment strategies. The baseline allocation also may change from time to time, at the discretion of the investment manager.

The investment manager sub-contracts with various other investment managers within Franklin Templeton Investments (the "Sub-Advisors") who independently manage separate portions of the Fund's core equity and fixed income portfolio. The allocations to each strategy may change from time to time, at the discretion of the investment manager, and are subject to periodic rebalancing due to changing market values of securities held in the portfolio or at the discretion of the investment manager.

Franklin U.S. Growth Equity
The goal of this strategy is to seek capital appreciation by investing predominantly in equity securities of U.S. companies in any industry and of any market capitalization.

Templeton Global Bond
The goal of this strategy is to seek current income with capital appreciation and growth of income by investing predominantly in debt securities of governments and government agencies located around the world.

Mutual Series Equity
The goal of this strategy is to seek capital appreciation by focusing on undervalued mid- and large-cap equity securities, which may include foreign securities and, to a lesser extent, distressed securities and merger arbitrage securities.

Franklin Non-U.S. Growth Equity
The goal of this strategy is to seek capital appreciation by investing predominantly in the equity securities of mid- and large-capitalization companies outside the U.S. with long-term growth potential.

Franklin Templeton Global Low Duration Bond
The goal of this strategy is to seek to maximize long-term total return while controlling overall risk by investing primarily in investment-grade debt securities, targeting an estimated average duration of three (3) years or less, across different debt sectors around the world, including government and corporate debt securities, and mortgage and asset-backed securities.

Templeton Emerging Markets Equity
The goal of this strategy is to seek long-term capital appreciation by investing predominantly in equity securities of companies located in emerging market countries, applying a "bottom-up," value-oriented, long term approach.

Templeton Equity
The goal of this strategy is to seek long-term capital growth by investing primarily in equity securities of companies located outside the U.S., including emerging markets, applying a "bottom-up," value-oriented, long term approach.

The tactical allocation portion of the Fund is comprised of cash and various derivative instruments. The investment manager makes tactical investment decisions based on quantitative research and a systematic investment strategy driven by bottom-up fundamentals analysis, top-down macroeconomic analysis and short-term sentiment indicators. The tactical allocation portion of the Fund is intended to manage the Fund’s allocation to cash and to adjust the Fund’s equity, fixed income, country/regional, and currency exposures. The investment manager does not attempt to time the direction of the entire market, but keeps the flexibility to shift the Fund's net exposure (the value of securities held long less the value of securities held short) depending on which market opportunities look more attractive. The Fund may, from time to time, have a net short position in certain asset classes, regions, currencies and sectors.

For purposes of pursuing its investment goal, the Fund will enter into various transactions involving derivative instruments. The tactical allocation portion will use primarily stock index futures, government bond futures, and currency and currency index forwards and futures contracts. Stock index futures may allow the Fund to obtain net long or net short exposures to a selected reference index and the underlying securities without actually having to purchase or sell such underlying securities. Bond/interest rate futures may allow the Fund to obtain net long or net short exposures to selected interest rates, durations or credit risks. Currency and currency index forwards and futures contracts may allow the Fund to obtain net long or net negative (short) exposure to selected currencies. These derivative instruments will be used to adjust or obtain net long or net negative (short) exposure to various asset classes, regions, currencies, sectors or securities, for hedging purposes, or to otherwise enhance Fund returns. The use of derivative instruments may allow the investment manager to make tactical allocations with fewer transaction costs than it might otherwise incur by changing allocations to the separate portions of the core portfolio.

The investment manager and some of the Sub-Advisors will also enter into various transactions involving derivative instruments with respect to the Fund's core equity and fixed income portfolio, and its allocation to commodities, to obtain exposure to various asset classes, regions, currencies, sectors or securities, for hedging purposes, or to otherwise enhance Fund returns. Exposure to commodities will initially be obtained through the use of exchange-traded notes (ETNs). Because the investment decisions related to the tactical allocation portion of the portfolio are based on factors separate and independent from the investment decisions related to the core portfolio strategies, it is possible that investments in the tactical allocation portion of the Fund will be contrary to individual investments held in the core portfolio portion.

Principal Risks

You could lose money by investing in the Fund. Mutual fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency of the U.S. government.

Market

The market value of securities owned by the Fund will go up and down, sometimes rapidly or unpredictably. A security’s market value may be reduced by market activity or other results of supply and demand unrelated to the issuer. This is a basic risk associated with all securities. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.

Generally, stocks have historically outperformed other types of investments over the long term. Individual stock prices, however, tend to go up and down more dramatically. A slower-growth or recessionary economic environment could have an adverse effect on the price of the various stocks held by the Fund.

Credit

An issuer of debt securities may fail to make interest payments and repay principal when due, in whole or in part. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value.

Interest Rate

When interest rates rise, debt security prices generally fall. The opposite is also generally true: debt security prices rise when interest rates fall. In general, securities with longer maturities are more sensitive to these interest rate changes.

Foreign Securities

Investing in foreign securities typically involves more risks than investing in U.S. securities, and includes risks associated with: political and economic developments - the political, economic and social structures of some foreign countries may be less stable and more volatile than those in the U.S.; trading practices - government supervision and regulation of foreign security and currency markets, trading systems and brokers may be less than in the U.S.; availability of information - foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers; limited markets - the securities of certain foreign issuers may be less liquid (harder to sell) and more volatile; and currency exchange rate fluctuations and policies. Although not typically subject to currency exchange rate risk, depositary receipts may be subject to the same risks as foreign securities generally. The risks of foreign investments typically are greater in less developed countries or emerging market countries.

Emerging Market Countries

The Fund’s investments in emerging market countries are subject to all of the risks of foreign investing generally, and have additional heightened risks due to a lack of established legal, political, business and social frameworks to support securities markets, including: delays in settling portfolio securities transactions; currency and capital controls; greater sensitivity to interest rate changes; pervasiveness of corruption and crime; currency exchange rate volatility; and inflation, deflation or currency devaluation.

Asset Allocation

The Fund’s ability to achieve its investment goal depends upon the investment manager’s skill in determining the Fund’s asset allocation mix and selecting Sub-Advisors. There is the possibility that the investment manager’s evaluations and assumptions regarding asset classes and Sub-Advisors will not be successful in view of actual market trends.

Smaller and Midsize Companies

Securities issued by smaller and midsize companies may be more volatile in price than those of larger companies, involve substantial risks and should be considered speculative. Such risks may include greater sensitivity to economic conditions, less certain growth prospects, lack of depth of management and funds for growth and development and limited or less developed product lines and markets. In addition, smaller companies may be particularly affected by interest rate increases, as they may find it more difficult to borrow money to continue or expand operations, or may have difficulty in repaying any loans.

Derivative Instruments

The performance of derivative instruments depends largely on the performance of an underlying currency, security or index and such derivative instruments often have risks similar to their underlying instrument, in addition to other risks. Derivative instruments involve costs, may be volatile and illiquid, may give rise to leverage and may involve a small initial investment relative to the risk assumed. There may also be imperfect correlation between the value of the derivative and the underlying instrument. If the investment manager is not successful in using such derivative instruments, the Fund's performance may be worse than if the investment manager did not use such derivative instruments at all. When used for hedging, the change in value of the derivative may also not correlate specifically with the currency, security or other risk being hedged. With over-the-counter derivatives, there is the risk that the other party to the transaction will fail to perform.

Growth Style Investing

Growth stock prices reflect projections of future earnings or revenues, and can, therefore, fall dramatically if the company fails to meet those projections. Prices of these companies’ securities may be more volatile than other securities, particularly over the short term.

Value Style Investing

A value stock may not increase in price as anticipated by the investment manager if other investors fail to recognize the company's value and bid up the price, the markets favor faster-growing companies, or the factors that the investment manager believes will increase the price of the security do not occur.

Management

The Fund is subject to management risk because it is an actively managed investment portfolio. The Fund's investment manager applies investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that these decisions will produce the desired results.

Performance
Because the Fund is new, it has no performance history.